Trade and other receivables - Valuation allowance for doubtful accounts (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Carrying amount at the beginning of the year	€ 2,338	€ 2,954
Utilizations	(409)
Other changes	477	(493)
Carrying amount at the end of the year	2,785	2,338
Performing receivables
Trade and other receivables
Additions	136	160
Utilizations	(85)	(140)
Defaulted receivables
Trade and other receivables
Additions	243	342
Utilizations	€ (324)	€ (485)